Reconciliations and Changes in Contract-Type Corporate Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 206,055	¥ 214,805
Service cost	8,562	10,435	¥ 9,879
Interest cost	2,821	3,171	3,789
Actuarial (gain) loss	9,408	(11,418)
Transfer of liability from contract-type corporate pension plans of the NTT group	195	504
Benefit payments	(9,091)	(11,442)
Projected benefit obligation, end of year	217,950	206,055	214,805
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	98,840	90,345
Actual return on plan assets	2,529	8,258
Employer contributions	1,248	3,765
Transfer of plan assets from contract-type corporate pension plans of the NTT group	36	118
Benefit payments	(3,672)	(3,646)
Fair value of plan assets, end of year	98,981	98,840	¥ 90,345
Funded status, end of year	¥ (118,969)	¥ (107,215)